Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes
Summary of components of income tax expense

The current and deferred portions of income tax expense included in the consolidated statements of comprehensive (loss)/income were as follows:

	For the year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Current income tax expense/(benefit)	26,211	5,166	(4,673)	(640)
Deferred income tax benefit	(5,209)	(6,093)	(13,670)	(1,873)
Total income tax expense/(benefit)	21,002	(927)	(18,343)	(2,513)

Summary of reconciliations of the income tax expense

The reconciliations of the income tax expense for the years ended December 31, 2022, 2023 and 2024 were as follows:

	For the year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Income/(loss) before income tax expense	4,588	5,081	(16,731)	(2,292)
Income tax expense/(benefit) at statutory tax rate	1,147	1,270	(4,183)	(573)
International tax rate difference	14,598	(289)	2,984	409
Effect of preferential tax rates	(9,083)	(3,970)	(460)	(63)
Non-deductible entertainment expenses	4,637	454	339	46
Non-deductible stock compensation	4,940	(124)	—	—
Other non-deductible expense	222	—	452	62
Research and development expense super-deduction	(2,003)	(1,520)	(1,357)	(186)
Changes in valuation allowance	424	(1,355)	(12,576)	(1,723)
Effects of deregistered/disposed entities	—	—	7,255	994
Changes of uncertain tax position	3,597	1,789	(13,140)	(1,800)
Over-provisions of prior years	—	—	(2,250)	(308)
Interest expense	2,523	2,818	4,593	629
Income tax expense/(benefit)	21,002	(927)	(18,343)	(2,513)

Summary of tax effects of temporary differences that give rise to the deferred tax balances

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
Deferred tax assets:
Tax losses carried forward	27,950	21,953	3,007
Accrued expense and other current liabilities	—	5,095	698
Amortization and depreciation difference	3,868	4,201	576
Bad debt provision	1,269	2,357	323
Leasing liability	1,109	916	125
Prepaid rent	163	31	4
Less: valuation allowance	(14,809)	(2,239)	(307)
Total deferred tax assets, net of valuation allowance	19,550	32,314	4,426
Deferred tax liabilities:
Intangible assets	999	416	57
Right-of-use assets	1,272	947	130
Total deferred tax liabilities	2,271	1,363	187

Summary of reconciliation of unrecognized tax benefit

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
Balance at January 1	55,263	54,212	7,427
Increase	5,245	—	—
Decrease	(6,296)	(12,440)	(1,704)
Balance at December 31	54,212	41,772	5,723